Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
ClearBridge SMASh Series EM Fund
Shareholder Report [Line Items]
Fund Name	ClearBridge SMASh Series EM Fund
Class Name	ClearBridge SMASh Series EM Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge SMASh Series EM Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ClearBridge SMASh Series EM Fund[1]	$0	0.00%
[1],[2]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, ClearBridge SMASh Series EM Fund returned 79.66%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 36.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
SK Hynix, in the information technology (IT) sector, manufactures and supplies semiconductor memory products—including DRAM and NAND flash—for use in computing, mobile, and server applications globally. The company benefited from an advantageous market for DRAM and NAND, and in particular high-bandwidth memory, as supply constraints amid high artificial intelligence (AI) demand have supported higher prices, robust revenue, and earnings.

↑
Samsung Electronics, in the IT sector, is a South Korean consumer electronics, IT, mobile communications and device solutions business. Shares were boosted by an advantageous market for DRAM and NAND, and in particular high-bandwidth memory, as supply constraints amid high AI demand have supported higher prices. The stock was also supported by progress in its foundry business due to overwhelming demand for semiconductor manufacturing.

↑
Delta Electronics, in the IT sector, is a provider of power and thermal management solutions. The company’s products remained in high demand as critical components in the buildout of data centers globally.

Top detractors from performance:
↓
Taiwan Semiconductor Manufacturing, in the IT sector, operates the world’s largest semiconductor foundries, manufacturing leading edge chips for Nvidia and other leading chip designers. The stock was up strongly for the reporting period as it continued to gain pricing power due to its near monopoly on production and advanced technology. Being underweight the stock compared to the benchmark detracted from relative performance.

↓
Reliance Industries, in the energy sector, is an oil & gas refiner and operates related retail businesses in India. The stock was pressured by volatile oil prices that impacted its refinery business, a slowdown in its retail businesses as well as negative reaction to increased capital spending.

↓
Mercado Libre, in the consumer discretionary sector, operates an e-commerce platform and offers financial services and related logistics services in Latin America. The stock was pressured by growing competition in its core market of Brazil as well as increased capital spending to expand into new areas like logistics.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (1/10/2018)
ClearBridge SMASh Series EM Fund	79.66	8.08	8.50
MSCI Emerging Markets Index-NR	36.44	8.03	6.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,385,049,805
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,385,049,805
Total Number of Portfolio Holdings	36
Total Management Fee Paid	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Although the addition was not driven by a change in investment strategy, the prospectus was amended to identify information technology sector risk as a principal risk based on the Fund’s current portfolio holdings.
Effective May 1, 2026, Paul Sloane retired from the Fund’s portfolio management team and Robbie McNab, CFA, was appointed as a portfolio manager.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.